Shareholders' Equity - Additional Information (Detail) - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Oct. 09, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000	300,000,000		20,000,000
Common stock par or stated value per share	$ 0.00001	$ 0.00001		$ 0.00001
Common stock shares description of voting rights		The holder of each share of common stock is entitled to one vote. The holders of outstanding common stock are entitled to elect four directors.
Common stock, shares issued	47,394,545	47,394,545		11,237,965
Common stock, shares outstanding	47,394,545	47,394,545		11,237,965
Temporary equity shares outstanding	125,762,535	125,762,535		6,234,955
Triggering Share Price One [Member]
Class of Stock [Line Items]
Share price	$ 18.00	$ 18.00
Colonnade Acquisition Corp.
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares outstanding	5,000,000	5,000,000
Warrants or rights term	5 years	5 years
Share price			$ 12.00
Colonnade Acquisition Corp. | Triggering Share Price One [Member]
Class of Stock [Line Items]
Warrants redemption price	$ 0.01	$ 0.01
Share price	$ 18.00	$ 18.00
Event Triggering Warrant Price Adjustment [Member] | Percentage Of The Market Value [Member]
Class of Stock [Line Items]
Exercise price of warrants percentage	115.00%	115.00%
Event Triggering Warrant Price Adjustment [Member] | Percentage of the Newly Issued Price [Member]
Class of Stock [Line Items]
Exercise price of warrants percentage	115.00%	115.00%
Event Triggering Warrant Price Adjustment [Member] | Percentage of the Newly Issued Price [Member]
Class of Stock [Line Items]
Redemption trigger share price percentage	180.00%	180.00%
Event Triggering Warrant Price Adjustment [Member] | Percentage Of The Market Value [Member]
Class of Stock [Line Items]
Redemption trigger share price percentage	180.00%	180.00%
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp.
Class of Stock [Line Items]
Common stock, shares authorized	200,000,000	200,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares description of voting rights	One vote
Common stock, shares issued	1,333,219	1,333,219
Common stock, shares outstanding	1,333,219	1,333,219
Temporary equity shares outstanding	18,666,781	18,666,781
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp. | Founder Shares [Member]
Class of Stock [Line Items]
Percentage of common stock outstanding	20.00%	20.00%
Class A Ordinary Shares [Member] | Event Triggering Warrant Price Adjustment [Member]
Class of Stock [Line Items]
Volume weighted average trading price of ordinary shares	$ 9.20	$ 9.20
Class A Ordinary Shares [Member] | Event Triggering Warrant Price Adjustment [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Percentage of the total gross proceeds from equity issuances for business combination	60.00%
Class A Ordinary Shares [Member] | Event Triggering Warrant Price Adjustment [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Sale of stock issue price per share	$ 9.20	$ 9.20
Class B Ordinary Shares [Member] | Colonnade Acquisition Corp.
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares description of voting rights	1
Common stock, shares issued	5,000,000	5,000,000
Common stock, shares outstanding	5,000,000	5,000,000